Federated Hermes Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—5.5%
		Aerospace/Defense—0.1%
$ 500,000		TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	$ 515,888
		Airlines—0.2%
2,000,000		Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	2,095,190
		Building Materials—0.5%
4,250,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	4,436,660
		Cable Satellite—0.2%
2,000,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	2,070,000
		Chemicals—0.3%
575,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	585,655
2,425,000		Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	2,385,084
		TOTAL	2,970,739
		Consumer Cyclical Services—0.3%
3,000,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	2,988,420
		Diversified Manufacturing—0.1%
650,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	671,837
		Financial Institution - Banking—0.2%
1,630,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.850%, (Secured Overnight Financing Rate +0.800%), 3/17/2023	1,638,901
		Gaming—0.6%
4,000,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,204,780
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,092,030
		TOTAL	6,296,810
		Health Care—0.4%
1,250,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,260,712
1,800,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	1,714,527
400,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	423,302
		TOTAL	3,398,541
		Industrial - Other—0.2%
2,000,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,105,060
		Insurance - P&C—0.2%
1,750,000		NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	1,770,160
		Media Entertainment—0.2%
1,429,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,484,417
		Metals & Mining—0.6%
3,500,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	3,504,025
2,500,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	2,654,650
		TOTAL	6,158,675
		Midstream—0.0%
350,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	368,739
		Pharmaceuticals—1.1%
3,261,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,325,682
2,850,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,798,629
4,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	2,184,060
2,000,000	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	1,062,030
375,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	381,742

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 1,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	$ 1,023,430
		TOTAL	10,775,573
		Retailers—0.2%
2,175,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	2,311,895
		Technology—0.1%
750,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	759,780
		TOTAL CORPORATE BONDS (IDENTIFIED COST $54,771,597)	52,817,285
	[1]	ASSET-BACKED SECURITIES—4.2%
		Credit Card—0.2%
2,100,000		Master Credit Card Trust 2018-1A, Class A, 0.593% (1-month USLIBOR +0.490%), 7/21/2024	2,107,372
		Finance Companies—4.0%
2,750,000		Anchorage Capital CLO, LTD., 2016-9A, Class DR2, 3.724% (3-month USLIBOR +3.600%), 7/15/2032	2,762,060
1,750,000		Anchorage Capital CLO, LTD., 2020-15A, Class DR, 3.532% (3-month USLIBOR +3.400%), 7/20/2034	1,738,907
500,000		Ballyrock LTD., 2020-14A, Class C, 3.732% (3-month USLIBOR +3.600%), 1/20/2034	503,924
1,250,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.222% (3-month USLIBOR +3.100%), 1/17/2032	1,250,149
1,500,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.110% (3-month USLIBOR +2.950%), 5/20/2034	1,486,137
750,000		Dryden Senior Loan Fund 2021-90A, Class D, 3.160% (3-month USLIBOR +3.000%), 2/20/2035	753,906
2,250,000		Elmwood CLO, X LTD., 2021-3A, Class D, 2.990% (3-month USLIBOR +2.900%), 10/20/2034	2,259,618
1,400,000		Elmwood CLO, XI LTD., 2021-4A, Class D, 3.087% (3-month USLIBOR +2.950%), 10/20/2034	1,407,001
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.182% (3-month USLIBOR +2.050%), 4/20/2034	750,371
1,250,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.282% (3-month USLIBOR +3.150%), 4/20/2034	1,250,770
750,000		Magnetite CLO, LTD., 2020-28A, Class DR, 3.043% (3-month USLIBOR +2.900%), 1/20/2035	753,912
1,250,000		Magnetite CLO, LTD., 2021-30A, Class D, 3.082% (3-month USLIBOR +2.950%), 10/25/2034	1,256,223
1,750,000		Magnetite CLO, LTD., 2021-31A, Class D, 3.109% (3-month USLIBOR +3.000%), 7/15/2034	1,759,894
500,000		Neuberger Berman CLO, LTD., 2020-39A, Class C, 2.382% (3-month USLIBOR +2.250%), 1/20/2032	500,836
500,000		Neuberger Berman CLO, LTD., 2020-39A, Class D, 3.732% (3-month USLIBOR +3.600%), 1/20/2032	502,625
1,250,000		OCP CLO, LTD., 2019-16A, Class DR, 3.271% (3-month USLIBOR +3.150%), 4/10/2033	1,253,942
750,000		OCP CLO, LTD., 2020-18A, Class CR, 2.082% (3-month USLIBOR +1.950%), 7/20/2032	747,517
2,000,000		OCP CLO, LTD., 2020-18A, Class DR, 3.332% (3-month USLIBOR +3.200%), 7/20/2032	2,006,494
1,000,000		OCP CLO, LTD., 2020-8RA, Class C, 3.872% (3-month USLIBOR +3.750%), 1/17/2032	1,006,660
1,750,000		OSD CLO, LTD., 2021-23A, Class D, 2.960% (3-month USLIBOR +2.950%), 4/17/2031	1,750,875
398,192		Palmer Square Loan Funding 2019-4A, Class A1, 1.024% (3-month USLIBOR +0.900%), 10/24/2027	398,353
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 1.724% (3-month USLIBOR +1.600%), 10/24/2027	2,501,241
2,000,000		Parallel LTD., 2017-1A, Class DR, 3.232% (3-month USLIBOR +3.100%), 7/20/2029	1,945,405
1,500,000		Parallel LTD., 2020-1A, Class CR, 3.532% (3-month USLIBOR +3.400%), 7/20/2034	1,484,014
1,250,000		Parallel LTD., 2021-1A, Class D, 3.574% (3-month USLIBOR +3.450%), 7/15/2034	1,230,243
500,000		Pikes Peak CLO9, 2021-7A, Class D, 3.580% (3-month USLIBOR +3.400%), 2/25/2034	502,893
1,000,000		Rockland Park CLO, LTD., 2021-1A, Class C, 2.032% (3-month USLIBOR +1.900%), 4/20/2034	991,696
2,500,000		Symphony CLO, LTD., 2016 - 18A, Class DR, 3.379% (3-month USLIBOR +3.250%), 7/23/2033	2,509,432
1,750,000		Symphony CLO, LTD., 2021-29A, Class D, 3.391% (3-month USLIBOR +3.150%), 1/15/2034	1,745,040
		TOTAL	39,010,138
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $41,145,192)	41,117,510
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
		Federal Home Loan Mortgage Corporation—0.6%
86,224		FHLMC REMIC, Series 3122, Class FE, 0.410% (1-month USLIBOR +0.300%), 3/15/2036	86,353
415,530		FHLMC REMIC, Series 3241, Class FM, 0.490% (1-month USLIBOR +0.380%), 11/15/2036	419,399
2,252,358		FHLMC REMIC, Series 4903, Class NF, 0.502% (1-month USLIBOR +0.400%), 8/25/2049	2,272,699
3,229,168		FHLMC REMIC, Series 4911, Class FB, 0.552% (1-month USLIBOR +0.450%), 9/25/2049	3,253,947
		TOTAL	6,032,398

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—0.8%
$ 428,717		FNMA REMIC, Series 2006-99, Class AF, 0.522% (1-month USLIBOR +0.420%), 10/25/2036	$ 432,941
275,237		FNMA REMIC, Series 2006-111, Class FA, 0.482% (1-month USLIBOR +0.380%), 11/25/2036	277,357
72,228		FNMA REMIC, Series 2010-134, Class BF, 0.532% (1-month USLIBOR +0.430%), 10/25/2040	72,620
122,524		FNMA REMIC, Series 2010-135, Class FP, 0.502% (1-month USLIBOR +0.400%), 12/25/2040	123,807
380,848		FNMA REMIC, Series 2012-79, Class F, 0.552% (1-month USLIBOR +0.450%), 7/25/2042	383,905
3,093,966		FNMA REMIC, Series 2018-35, Class FA, 0.402% (1-month USLIBOR +0.300%), 5/25/2048	3,099,577
3,377,086		FNMA REMIC, Series 2019-24, Class BF, 0.502% (1-month USLIBOR +0.400%), 5/25/2049	3,398,089
		TOTAL	7,788,296
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,713,103)	13,820,694
	[1]	FLOATING RATE LOANS—1.1%
		Building Materials—0.2%
1,600,625	[4]	Standard Industries, Inc., Term Loan - 1st Lien, Series B, TBD, 9/22/2028	1,603,962
		Gaming—0.2%
1,995,000		Stars Group Holdings BV, Term Loan - 1st Lien, 2.474% (3-month USLIBOR +2.250%), 7/21/2026	1,990,402
		Health Care—0.1%
1,250,000	[4]	ICU Medical, Inc., Term Loan - 1st Lien, TBD, 12/15/2028	1,253,381
		Midstream—0.2%
1,990,000		DT Midstream, Inc., Term Loan - 1st Lien, Series B, 2.500% (6-month USLIBOR +2.000%), 6/10/2028	1,996,378
		Technology—0.4%
2,000,000	[4]	II-VI, Inc., 2021 Bridge Term Loan B - 1st Lien, TBD, 12/8/2028	2,000,420
2,000,000	[4]	Trans Union LLC, 2021 Term Loan B6–1st Lien, TBD, 12/1/2028	1,997,500
		TOTAL	3,997,920
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $10,764,438)	10,842,043
	[1]	NON-AGENCY MORTGAGE-BACKED SECURITY—0.2%
		Non-Agency Mortgage—0.2%
1,624,000		Silverstone Master Issuer 2018-1A, Class 1A, 0.520% (3-month USLIBOR +0.390%), 1/21/2070 (IDENTIFIED COST $1,624,000)	1,624,507
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
64,948		FHLMC ARM, 2.152%, 8/1/2035	67,605
40,664		FHLMC ARM, 2.186%, 7/1/2034	42,778
32,353		FHLMC ARM, 2.354%, 5/1/2034	34,098
28,962		FHLMC ARM, 2.625%, 5/1/2036	30,524
		TOTAL	175,005
		Federal National Mortgage Association ARM—0.0%
20,420		FNMA ARM, 1.775%, 9/1/2035	21,330
51,579		FNMA ARM, 1.960%, 2/1/2036	54,122
16,556		FNMA ARM, 2.418%, 4/1/2034	17,401
		TOTAL	92,853
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $269,052)	267,858
		INVESTMENT COMPANIES—88.7%
77,948,040		Bank Loan Core Fund	752,198,586
16,982,473		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	16,982,473

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
10,407,063	Project and Trade Finance Core Fund	$ 91,478,084
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $874,965,216)	860,659,143
	TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $997,252,598)	981,149,040
	OTHER ASSETS AND LIABILITIES - NET—(1.1)%[6]	(10,771,688)
	TOTAL NET ASSETS—100%	$970,377,352
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2021	$489,092,009	$14,022,251	$53,116,844	$556,231,104
Purchases at Cost	$262,000,000	$247,229,072	$39,000,001	$548,229,073
Proceeds from Sales	$—	$(244,269,062)	$—	$(244,269,062)
Change in Unrealized Appreciation/Depreciation	$1,106,577	$(699)	$(638,761)	$467,117
Net Realized Gain/(Loss)	$—	$911	$—	$911
Value as of 12/31/2021	$752,198,586	$16,982,473	$91,478,084	$860,659,143
Shares Held as of 12/31/2021	77,948,040	16,982,473	10,407,063	105,337,576
Dividend Income	$20,719,553	$3,043	$2,238,070	$22,960,666

*	At December 31, 2021, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 77.5% of its net assets at December 31, 2021. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Issuer in default.
3	Non-income-producing security.
4	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$52,817,285	$—	$52,817,285
Asset-Backed Securities	—	41,117,510	—	41,117,510
Collateralized Mortgage Obligations	—	13,820,694	—	13,820,694
Floating Rate Loans	—	10,842,043	—	10,842,043
Non-Agency Mortgage-Backed Security	—	1,624,507	—	1,624,507
Adjustable Rate Mortgages	—	267,858	—	267,858
Investment Companies[1]	769,181,059	—	—	860,659,143
TOTAL SECURITIES	$769,181,059	$120,489,897	$—	$981,149,040

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $91,478,084 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit